Consolidated balance sheets - EUR (€) € in Thousands	Dec. 31, 2024	Dec. 31, 2023
Current assets:
Cash and cash equivalents	€ 133,745	€ 101,847
Restricted cash	342	342
Short-term investments	0	25,225
Tax receivable	2,815	6,774
Prepaid expenses and other current assets	6,458	11,032
Total current assets	190,271	187,927
Property and equipment, net	8,210	10,079
Operating lease right-of-use assets	39,865	42,273
Equity method investments	13,170	5,329
Investments and other assets	3,856	3,847
Intangible assets, net	45,345	75,614
TOTAL ASSETS	300,717	325,069
Current liabilities:
Accounts payable	24,668	17,930
Income taxes payable	1,613	2,087
Deferred revenue	1,041	1,176
Payroll liabilities	2,327	2,619
Accrued expenses and other current liabilities	17,667	9,874
Operating lease liability	2,363	2,301
Total current liabilities	49,679	35,987
Operating lease liability	36,070	38,434
Deferred income taxes	16,798	26,549
Other long-term liabilities	565	9,075
Commitments and contingencies (Note 13)
Stockholders' equity:
Reserves	687,232	681,333
Contribution from Parent	122,307	122,307
Accumulated other comprehensive income	267	75
Accumulated deficit	(761,530)	(737,832)
Total stockholders' equity	197,605	215,024
TOTAL LIABILITIES AND STOCKHOLDERS' EQUITY	300,717	325,069
Class A common stock
Stockholders' equity:
Common stock	6,843	6,655
Class B common stock
Stockholders' equity:
Common stock	142,486	142,486
Nonrelated Party
Current assets:
Accounts receivable, net of allowance for credit losses of €958 and €936, respectively	25,652	23,613
Accounts receivable, related party	25,652	23,613
Related Party
Current assets:
Accounts receivable, net of allowance for credit losses of €958 and €936, respectively	21,259	19,094
Accounts receivable, related party	€ 21,259	€ 19,094